NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Accounting Policies [Abstract]
NET LOSS PER SHARE

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting condition that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of August 31, 2016 and 2015, 10,417 and 31,188 restricted shares of common stock, respectively, were excluded from the computation of the weighted average shares.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants, shares issuable from convertible securities, and unvested restricted shares. When dilutive, warrants classified as liabilities are included in the potential common shares and any change in fair value of the warrant for the period presented is excluded from the net loss. For the periods ended August 31, 2016 and 2015, the liability warrants were not dilutive.

In computing diluted loss per share for the periods ended August 31, 2016 and 2015, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	August 31, 2016	August 31, 2015
Stock options	1,263,309	371,476
Warrants	1,142,532	847,932
Preferred stock	1,888,552	480,472
Total	4,293,552	1,699,880

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting conditions that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of February 29, 2016 and February 28, 2015, 11,536 and 24,522, respectively, restricted shares of common stock were excluded from the computation of the weighted average shares.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants and conversion of outstanding options and warrants and shares issuable from convertible securities, as well as nonvested restricted shares.

In computing diluted loss per share for the years ended February 29, 2016 and February 28, 2015, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 29, 2016	February 28, 2015
Stock options	426,976	187,334
Warrants	913,514	580,515
Preferred stock	497,527	210,708
Total	1,838,017	978,557